Notes Payable - Related Party (Details Textual) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 12, 2019	Apr. 12, 2019	Jan. 14, 2019	Jul. 15, 2016	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 06, 2018
Note Payable - Related Party (Textual)
Unsecured promissory notes, description							The Company repaid $3,220 to the then-CEO, and borrowed an additional $75. During the year ended December 31, 2018 the remaining amount of $3,145 was repaid. The advances carried a 0% interest rate and were to be repaid when funds were available.
Unsecured promissory notes mature, description							The Company entered into subscription agreements with investors pursuant to which the Company sold an aggregate of 3,896,969 shares of the Company’s common stock, for an aggregate purchase price equal to $1,866,667. The closing of these subscription agreements has occurred. Of the 3,896,969 common share issued, JMG Horseshoe, LLC, purchased 333,333 shares of common stock for a purchase price of $333,333. The managing member of JMG Horseshoe, LLC is J. Mark Goode, who is the Company’s chief executive officer
Aggregate principal amount								$ 243,000
Newly issued shares of common stock						482,000
Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Outstanding convertible promissory note	$ 50,000	$ 50,000
Shareholder [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description				The Company issued a 7% promissory note to a significant shareholder in the principal amount of $100,000.	The Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to June 30, 2020. Following the maturity date, the note bears a 9% annual interest rate until paid in full. Accrued interest at December 31, 2019 amounted to $4,927.
Unsecured promissory notes total				$ 100,000
Unsecured promissory notes mature, description				One-year term
Maturity date				Jun. 30, 2019
Vantage [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate			7.00%
Aggregate principal amount			$ 17,780
Maturity date			Dec. 31, 2019
Outstanding convertible promissory note	50,000	50,000
Accrued interest						$ 1,245
Repayments common stock	$ 50,000
Newly issued shares of common stock	10,000
Vantage [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate			7.00%
Aggregate principal amount			$ 17,780
Maturity date			Dec. 31, 2019
Outstanding convertible promissory note	$ 50,000	50,000	$ 17,780			70,382
Accrued interest						5,438
Repayments common stock		$ 50,000
Newly issued shares of common stock		10,000
Hauser [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate			7.00%
Aggregate principal amount			$ 70,382
Maturity date			Dec. 31, 2019
Accrued interest						4,927
Hauser [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate			7.00%
Aggregate principal amount			$ 70,382
Maturity date			Jun. 30, 2020
Outstanding convertible promissory note			$ 70,382			$ 110,000